UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

PAS Core Income
Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Core Income Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS Core Income Fund of Funds	-4.41%	-0.80%

A From September 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Core Income Fund of Funds on September 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

PAS Core Income Fund of Funds

Management's Discussion of Fund Performance

Market Recap: U.S. investment-grade bonds struggled during the 12-month period ending February 28, 2009, largely due to the poor performance of lower-quality bonds. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of the U.S. investment-grade debt universe - returned 2.06%. Higher-quality bonds scored best as investors sought out safer havens from the volatility that plagued nearly all global equity and debt markets. Mortgage-backed securities (MBS) led the pack, helped by their strong second-half performance that was driven by various federally sponsored programs designed to help stabilize the housing market. U.S. government agency securities and Treasuries also fared well as investors remained wary of risk. The Barclays Capital U.S. MBS Index gained 7.17%, while the Barclays Capital U.S. Treasury Bond Index rose 5.91% and the Barclays Capital U.S. Agency Bond Index climbed 5.46%. Conversely, asset-backed securities (ABS) performed poorly as investors shied away from bonds with higher perceived risk. Accordingly, the Barclays Capital U.S. Fixed-Rate ABS Index lost 6.96%. Corporate bonds - as measured by the Barclays Capital U.S. Credit Bond Index's loss of 6.06% - also faltered as business profitability declined. Meanwhile, the Standard & Poor's 500SM Index, a broad measure of the domestic stock market, fell 43.32%.

Comments from Gregory Pappas, Portfolio Manager of PAS Core Income Fund of Funds®: PAS Core Income Fund of Funds - the "Fund" - declined 4.41% for the 12 months, widely trailing its benchmark, the Barclays Capital U.S. Aggregate Bond Index. During a period in which yield spreads on bonds with any type of credit risk extended to historically wide levels versus U.S. Treasuries, the underlying holdings that detracted from the Fund's results overwhelmed the contributions made by a few funds. Specifically, underlying funds with overweighted exposure to higher-yielding, credit-sensitive segments of the corporate bond market and the severely beaten-down commercial mortgage-backed securities (CMBS) sector were the primary culprits. These funds included Fidelity Total Bond Fund, Fidelity® Investment Grade Bond Fund, Western Asset Core Plus Bond Portfolio (WACIX) and Metropolitan West Total Return Bond Fund. WACIX also struggled because of a substantial weighting in the poor-performing automotive sector, and we reduced our position there. Loomis Sayles Bond Fund detracted due to its meaningful exposure to non-investment-grade bonds. Lastly, exposure to mortgage-backed securities disappointed, as an allocation to non-agency MBS hurt both PIMCO Mortgage-Backed Securities Fund and TCW Total Return Bond Fund. On the plus side, Fidelity Municipal Income Fund provided a small boost to results, as the municipal bond sector presented unique opportunities during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS Core Income Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 969.30	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees are expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Core Income Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
PIMCO Total Return Fund Administrative Class	34.7	32.6
Fidelity Total Bond Fund	22.7	22.9
Fidelity Investment Grade Bond Fund	11.6	12.5
Metropolitan West Total Return Bond Fund Class M	11.0	11.1
Western Asset Core Plus Bond Portfolio	6.5	7.8
TCW Total Return Bond Fund N Class	5.1	4.3
PIMCO Mortgage-Backed Securities Fund Administrative Class	2.5	2.5
Loomis Sayles Bond Fund Retail Class	2.5	2.6
Fidelity Mortgage Securities Fund	1.4	1.9
Fidelity Municipal Income Fund	0.9	0.3
	98.9
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
Intermediate-Term Bond Funds 98.3%	Intermediate-Term Bond Funds 98.2%
High Yield Fixed- Income Funds 0.3%	High Yield Fixed- Income Funds 0.0%
Municipal Bond Funds 1.3%	Municipal Bond Funds 0.7%
Specialty Funds 0.1%	Specialty Funds 0.6%
Short-Term Funds 0.0%	Short-Term Funds 0.5%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS Core Income Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Intermediate-Term Bond Funds - 98.3%
Fidelity Investment Grade Bond Fund (a)	13,394,244	$ 84,517,679
Fidelity Mortgage Securities Fund (a)	1,019,722	10,227,808
Fidelity Total Bond Fund (a)	17,941,793	165,243,912
Loomis Sayles Bond Fund Retail Class	1,786,114	17,932,588
Metropolitan West Total Return Bond Fund Class M	9,096,595	80,231,970
PIMCO Mortgage-Backed Securities Fund Administrative Class	1,841,498	18,617,540
PIMCO Total Return Fund Administrative Class	25,235,849	252,610,845
TCW Total Return Bond Fund N Class	3,949,577	37,205,019
Westcore Plus Bond Fund	190,014	1,879,239
Western Asset Core Plus Bond Portfolio	5,713,727	47,138,246
TOTAL INTERMEDIATE-TERM BOND FUNDS		715,604,846
High Yield Fixed-Income Funds - 0.3%
Fidelity Focused High Income Fund (a)	331,067	2,526,043
Municipal Bond Funds - 1.3%
Eaton Vance National Municipals Fund Class A	305,012	2,574,297
Fidelity Municipal Income Fund (a)	555,578	6,605,826
TOTAL MUNICIPAL BOND FUNDS		9,180,123
Specialty Funds - 0.1%
Fidelity Real Estate Income Fund (a)	154,855	998,816
TOTAL FIXED-INCOME FUNDS (Cost $794,060,596)		728,309,828
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $794,060,596)		$ 728,309,828
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 22,923
Fidelity Investment Grade Bond Fund	4,394,655
Fidelity Mortgage Securities Fund	358,298
Fidelity Municipal Income Fund	391,669
Fidelity Real Estate Income Fund	245,547
Fidelity Total Bond Fund	9,714,043
Fidelity Ultra-Short Bond Fund	53,837
$ 15,180,972
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ -	$ 2,522,923	$ -	$ 2,526,043
Fidelity Investment Grade Bond Fund	93,224,500	41,636,620	38,379,090	84,517,679
Fidelity Mortgage Securities Fund	-	24,246,060	14,129,206	10,227,808
Fidelity Municipal Income Fund	10,000,000	14,724,152	18,445,062	6,605,826
Fidelity Real Estate Income Fund	11,069,085	259,965	8,650,545	998,816
Fidelity Total Bond Fund	169,946,963	64,082,456	47,955,915	165,243,912
Fidelity Ultra-Short Bond Fund	7,238,730	49,850	7,012,000	-
Total	$ 291,479,278	$ 147,522,026	$ 134,571,818	$ 270,120,084
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 728,309,828	$ 728,309,828	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $8,067,705 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,436,402 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Core Income Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009
Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $495,850,985)	$ 458,189,744
Affiliated Underlying Funds (cost $298,209,611)	270,120,084
Total Investments (cost $794,060,596)		$ 728,309,828
Receivable for fund shares sold		3,748,941
Total assets		732,058,769

Liabilities
Payable for investments purchased	$ 1,853,149
Payable for fund shares redeemed	1,902,081
Distributions payable	10,581
Total liabilities		3,765,811

Net Assets		$ 728,292,958
Net Assets consist of:
Paid in capital		$ 808,381,217
Undistributed net investment income		486,907
Accumulated undistributed net realized gain (loss) on investments		(14,824,398)
Net unrealized appreciation (depreciation) on investments		(65,750,768)
Net Assets, for 80,726,253 shares outstanding		$ 728,292,958
Net Asset Value, offering price and redemption price per share ($728,292,958 ÷ 80,726,253 shares)		$ 9.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2009
Investment Income
Dividends from underlying funds:
Unaffiliated	$ 24,185,762
Affiliated	15,180,972
Total Income	39,366,734

Expenses
Management fee	$ 1,840,611
Independent trustees' compensation	39,113
Total expenses before reductions	1,879,724
Expense reductions	(1,879,724)	-
Net investment income (loss)		39,366,734
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	$ (11,586,943)
Affiliated	(7,736,895)
Realized gain distributions from underlying funds:
Unaffiliated	12,970,556
Affiliated	1,193,643	(5,159,639)
Change in net unrealized appreciation (depreciation) on underlying funds		(71,051,595)
Net gain (loss)		(76,211,234)
Net increase (decrease) in net assets resulting from operations		$ (36,844,500)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Core Income Fund of Funds

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,366,734	$ 12,386,121
Net realized gain (loss)	(5,159,639)	1,854,239
Change in net unrealized appreciation (depreciation)	(71,051,595)	5,300,827
Net increase (decrease) in net assets resulting from operations	(36,844,500)	19,541,187
Distributions to shareholders from net investment income	(38,581,532)	(12,982,318)
Distributions to shareholders from net realized gain	(9,365,342)	(1,855,753)
Total distributions	(47,946,874)	(14,838,071)
Share transactions Proceeds from sales of shares	526,310,343	786,306,551
Reinvestment of distributions	47,788,423	14,776,645
Cost of shares redeemed	(507,726,800)	(59,073,946)
Net increase (decrease) in net assets resulting from share transactions	66,371,966	742,009,250
Total increase (decrease) in net assets	(18,419,408)	746,712,366

Net Assets
Beginning of period	746,712,366	-
End of period (including undistributed net investment income of $486,907 and distributions in excess of net investment income of $596,197, respectively)	$ 728,292,958	$ 746,712,366
Other Information Shares
Sold	55,678,520	78,434,848
Issued in reinvestment of distributions	5,103,062	1,468,828
Redeemed	(54,087,499)	(5,871,506)
Net increase (decrease)	6,694,083	74,032,170

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended February 28,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations D	.509	.207
Net realized and unrealized gain (loss)	(.950)	.132
Total from investment operations	(.441)	.339
Distributions from net investment income	(.499)	(.222) H
Distributions from net realized gain	(.130)	(.027) H
Total distributions	(.629)	(.249)
Net asset value, end of period	$ 9.02	$ 10.09
Total Return B, C	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.26%	.25% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 728,293	$ 746,712
Portfolio turnover rate E	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS Core Income Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 321,733
Unrealized depreciation	(70,392,795)
Net unrealized appreciation (depreciation)	$ (70,071,062)
Undistributed ordinary income	486,907
Capital loss carryforward	(8,067,705)

Cost for federal income tax purposes	$ 798,380,890

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 47,946,874	$ 14,838,071

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares) other than short-term securities aggregated $356,120,025 and $284,175,908, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee - continued

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,879,724.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Core Income Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Core Income Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Core Income Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 3.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Semiannual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PCI-ANN-0409
1.851417.101

PAS Income Opportunities Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Income Opportunities Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS Income Opportunities Fund of Funds	-23.54%	-19.71%

A From September 27, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Income Opportunities Fund of Funds on September 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

PAS Income Opportunities Fund of Funds

Management's Discussion of Fund Performance

Market Recap: The high-yield bond market registered one of its worst performances in history during the 12 months ending February 28, 2009. As financial pressure on major investment and commercial banks mushroomed, market liquidity dried up and the credit crisis that grew out of the subprime mortgage meltdown pushed the U.S. economy into a deep recession. Following the collapse of investment bank Bear Stearns in March and the government's financial rescue of Fannie Mae and Freddie Mac in July, the events that occurred during September were earthshaking for high-yield bond investors and for investors in all types of risk-based assets. Investment bank Lehman Brothers was liquidated, Bank of America acquired broker/dealer Merrill Lynch and insurer American International Group (AIG) teetered on the brink of failure before being rescued by the U.S. government. Shortly thereafter, federal regulators seized the country's largest savings and loan institution, Washington Mutual. Yield spreads on both high-yield and investment-grade bonds reached all-time highs versus U.S. Treasuries as investors demanded increasingly higher premiums for assuming any type of credit risk. Yield spreads tightened modestly later in the period as market participants concluded that higher-quality high-yield bonds - those rated BB or B - had become oversold. However, spreads widened again during the final month of the period as investors sought greater clarity on the government's efforts to stimulate the economy via a massive spending program. In addition, considerable uncertainty remained about the likely duration of the recession. For the period, the Merrill Lynch U.S. High Yield Master II Constrained Index declined 22.30%.

Comments from Gregory Pappas, Portfolio Manager of PAS Income Opportunities Fund of Funds®: PAS Income Opportunities Fund of Funds - the "Fund" - declined 23.54% for the 12 months ending February 28, 2009, trailing its benchmark, the Merrill Lynch U.S. High Yield Master II Constrained Index. The biggest detractors from results were the Fund's largest holding, Fidelity® Capital & Income Fund, and Fidelity Advisor High Income Advantage Fund, both of which held out-of-benchmark stakes in equities of leveraged companies, which underperformed their bond counterparts. Both funds also were punished by their exposure to lower-quality bank-loan securities, a sector that underperformed the Fund's benchmark index. On the plus side, T. Rowe Price High Yield Fund (PRHYX), the Fund's second-largest position, was the top contributor to performance. PRHYX outperformed the benchmark by focusing on higher-quality high-yield bonds and by taking a more defensive overall approach to the high-yield market. Exposure to higher-quality bank-loan securities through holdings such as Fidelity Floating Rate High Income Fund also added to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS Income Opportunities Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

PAS Income Opportunities Fund of Funds

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 759.70	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Income Opportunities Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Capital & Income Fund	23.3	28.3
T. Rowe Price High Yield Fund Advisor Class	22.1	23.8
MainStay High Yield Corporate Bond Fund Class A	11.8	6.0
Fidelity High Income Fund	11.4	8.1
PIMCO High Yield Fund Administrative Class	10.1	12.4
BlackRock High Yield Bond Portfolio Investor A Class	6.1	6.0
Goldman Sachs High Yield Fund Class A	5.2	5.6
Fidelity Advisor High Income Advantage Fund Institutional Class	3.1	4.8
Fidelity Floating Rate High Income Fund	2.6	2.5
Eaton Vance Floating-Rate Fund - Advisers Class	2.2	2.5
	97.9
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
High Yield Bond Funds 95.2%	High Yield Bond Funds 95.0%
Bank Loan Funds 4.8%	Bank Loan Funds 5.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS Income Opportunities Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Bond Funds - 95.2%
BlackRock High Yield Bond Portfolio Investor A Class	5,767,470	$ 29,471,771
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	2,887,581	14,813,293
Fidelity Advisor High Income Fund Institutional Class (a)	1,619,730	10,382,470
Fidelity Capital & Income Fund (a)	20,824,727	112,453,524
Fidelity High Income Fund (a)	8,891,888	54,774,032
Goldman Sachs High Yield Fund Class A	4,863,579	25,096,069
MainStay High Yield Corporate Bond Fund Class A	12,889,947	56,586,866
PIMCO High Yield Fund Administrative Class	7,573,631	48,774,182
T. Rowe Price High Yield Fund Advisor Class	22,396,079	106,605,336
TOTAL HIGH YIELD BOND FUNDS		458,957,543
Bank Loan Funds - 4.8%
Eaton Vance Floating-Rate Fund - Advisers Class	1,618,921	10,749,636
Fidelity Floating Rate High Income Fund (a)	1,514,008	12,233,182
TOTAL BANK LOAN FUNDS		22,982,818
TOTAL FIXED-INCOME FUNDS (Cost $653,249,429)		481,940,361
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $653,249,429)		$ 481,940,361
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,488,057
Fidelity Advisor High Income Fund Institutional Class	31,068
Fidelity Capital & Income Fund	9,430,280
Fidelity Floating Rate High Income Fund	439,076
Fidelity High Income Fund	3,341,507
$ 14,729,988
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 19,451,328	$ 7,105,518	$ 1,468,418	$ 14,813,293
Fidelity Advisor High Income Fund Institutional Class	-	10,586,776	-	10,382,470
Fidelity Capital & Income Fund	112,654,248	51,391,260	2,878,985	112,453,524
Fidelity Floating Rate High Income Fund	5,902,850	7,796,235	64,814	12,233,182
Fidelity High Income Fund	31,128,500	35,866,162	1,690,830	54,774,032
Total	$ 169,136,926	$ 112,745,951	$ 6,103,047	$ 204,656,501
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 481,940,361	$ 481,940,361	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $2,102,577 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Income Opportunities Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $365,298,253)	$ 277,283,860
Affiliated Underlying Funds (cost $287,951,176)	204,656,501
Total investments (cost $653,249,429)		$ 481,940,361
Receivable for fund shares sold		2,032,015
Total assets		483,972,376

Liabilities
Payable for investments purchased	$ 817,611
Payable for fund shares redeemed	1,192,048
Distributions payable	10,882
Total liabilities		2,020,541

Net Assets		$ 481,951,835
Net Assets consist of:
Paid in capital		$ 657,970,739
Undistributed net investment income		427,736
Accumulated undistributed net realized gain (loss) on investments		(5,137,572)
Net unrealized appreciation (depreciation) on investments		(171,309,068)
Net Assets, for 73,933,285 shares outstanding		$ 481,951,835
Net Asset Value, offering price and redemption price per share ($481,951,835 ÷ 73,933,285 shares)		$ 6.52

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2009
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 20,697,963
Affiliated		14,729,988
Total Income		35,427,951

Expenses
Management fee	$ 1,066,951
Independent trustees' compensation	21,860
Total expenses before reductions	1,088,811
Expenses reduction	(1,088,811)	-
Net investment income (loss)		35,427,951
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(1,941,796)
Affiliated	(1,429,548)	(3,371,344)
Change in net unrealized appreciation (depreciation) on underlying funds		(143,337,315)
Net gain (loss)		(146,708,659)
Net increase (decrease) in net assets resulting from operations		$ (111,280,708)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Income Opportunities Fund of Funds

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,427,951	$ 10,044,837
Net realized gain (loss)	(3,371,344)	(1,748,005)
Change in net unrealized appreciation (depreciation)	(143,337,315)	(27,971,753)
Net increase (decrease) in net assets resulting from operations	(111,280,708)	(19,674,921)
Distributions to shareholders from net investment income	(35,059,863)	(10,003,411)
Share transactions Proceeds from sales of shares	376,385,143	434,876,319
Reinvestment of distributions	34,943,894	9,963,542
Cost of shares redeemed	(170,269,315)	(27,928,845)
Net increase (decrease) in net assets resulting from share transactions	241,059,722	416,911,016
Total increase (decrease) in net assets	94,719,151	387,232,684

Net Assets
Beginning of period	387,232,684	-
End of period (including undistributed net investment income of $427,736 and undistributed net investment income of $41,426, respectively)	$ 481,951,835	$ 387,232,684
Other Information Shares
Sold	50,046,388	43,660,253
Issued in reinvestment of distributions	4,573,724	1,041,062
Redeemed	(22,471,198)	(2,916,944)
Net increase (decrease)	32,148,914	41,784,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended February 28,

Year ended February 29,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.00
Income from Investment Operations D	.660	.302
Net realized and unrealized gain (loss)	(2.753)	(.728)
Total from investment operations	(2.093)	(.426)
Distributions from net investment income	(.657)	(.304)
Net asset value, end of period	$ 6.52	$ 9.27
Total Return B,C	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.26%	.25% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,952	$ 387,233
Portfolio turnover rate E	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,209,592
Unrealized depreciation	(175,553,655)
Net unrealized appreciation (depreciation)	(174,344,063)
Undistributed ordinary income	427,736
Capital loss carryforward	(2,102,577)

Cost for federal income tax purposes	$ 656,284,424

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 35,059,863	$ 10,003,411

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $265,483,582 and $23,996,960, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisors has contractually agreed to reimburse the Fund until March 31, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,088,811.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Income Opportunities Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Income Opportunities Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Income Opportunities Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PIO-ANN-0409
1.851413.101

PAS International
Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

PAS International Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS International Fund of Funds	-48.57%	-15.12%

A From March 23, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fund of Funds® on March 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index (Europe, Australasia, Far East) performed over the same period.

Annual Report

PAS International Fund of Funds

Management's Discussion of Fund Performance

Market Recap: The global economy weakened during the year ending February 28, 2009, and stock markets everywhere followed suit. Many of the worst-performing markets were in emerging countries, but even large developed markets posed significant challenges for stock investors. Japan - the largest weighting in the MSCI® EAFE® Index (Europe, Australasia, Far East) - fell nearly 40%, or about 10 percentage points better than the MSCI EAFE's 50.14% decline. Japan's performance was helped by a strengthening yen, which added to returns for U.S. investors. In contrast, other Asia-Pacific markets such as New Zealand and Australia lagged the index by a significant margin. European equities also fared relatively poorly. The United Kingdom - the second-largest weighting in the index - lost 51% during the past year. Other noteworthy European underperformers were the Netherlands (down 54%), Germany (down 55%), Sweden (down 54%) and Italy (down 58%), while smaller markets such as Greece, Belgium and Austria were even more challenging.

Comments from Wilfred Chilangwa, Portfolio Manager of PAS International Fund of Funds®: PAS International Fund of Funds - the "Fund" - declined 48.57% for the 12 months ending February 28, 2009, beating the MSCI EAFE Index. Underlying funds that took a cautious approach to value investing, such as Morgan Stanley International Equity Fund (MIQBX) and Artisan International Value Fund, were the biggest contributors to the Fund's outperformance. MIQBX - the Fund's largest holding - outperformed by emphasizing large-cap consumer staples stocks, substantially underweighting financials and maintaining exposure in Japan. Additional funds that underweighted financials and helped results included MFS International Value Fund and Manning & Napier Fund World Opportunities Series. Large-cap growth holding AIM International Growth Fund also helped thanks to its overall defensive positioning, an overweighting in the health care sector and its general orientation toward investing in higher-quality growth companies. Detractors included William Blair International Growth Fund, an aggressively managed offering that suffered as a result of overweighting underperforming growth stocks in sectors such as industrials and energy, and by maintaining above-average exposure to emerging markets, which performed poorly. Other funds that held back results included: Quant Foreign Value Fund, which underperformed due to weak stock selection in industrials and financials; Fidelity® Diversified International Fund, which was hurt by unfavorable stock selection, particularly among energy companies; and Causeway International Value Fund, which lagged because of subpar stock selection in energy, utilities and industrials.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS International Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 570.90	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS International Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	9.3	10.0
Fidelity International Discovery Fund	7.4	8.7
Harbor International Fund Retirement Class	7.2	4.7
Fidelity Diversified International Fund	6.5	9.2
Manning & Napier Fund, Inc. World Opportunities Series Class A	5.7	4.6
MFS Research International Fund Class A	5.7	6.8
Causeway International Value Fund Investor Class	4.3	5.5
Henderson International Opportunities Fund Class A	4.0	3.3
Artisan International Value Fund Investor Class	4.0	0.0
GE Institutional International Equity Fund Service Class	3.8	3.9
	57.9
Asset Allocation (% of fund's investments)
As of February 28, 2009 *	As of August 31, 2008 **
Foreign Large Blend Funds 42.8%	Foreign Large Blend Funds 40.2%
Foreign Large Value Funds 30.4%	Foreign Large Value Funds 33.0%
Foreign Large Growth Funds 12.7%	Foreign Large Growth Funds 16.0%
Foreign Small Mid Value Funds 6.0%	Foreign Small Mid Value Funds 0.0%
Other 7.4%	Other 9.8%
Specialty Funds 0.7%	Specialty Funds 1.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS International Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 42.8%
Artio International Equity Fund II Class A	2,190,162	$ 17,411,786
Fidelity Canada Fund (a)	103,341	3,130,205
Fidelity International Discovery Fund (a)	2,684,263	51,698,901
GE Institutional International Equity Fund Service Class	3,839,238	26,567,529
Henderson International Opportunities Fund Class A	2,194,337	28,043,624
iShares MSCI EAFE Index ETF	555,800	19,275,144
Manning & Napier Fund, Inc. World Opportunities Series Class A	8,052,020	39,696,459
MFS Research International Fund Class A	4,628,531	39,435,085
SSgA International Stock Selection Fund Institutional Class	3,912,941	25,003,695
Thornburg International Value Fund Class A	1,369,145	22,029,539
UMB Scout International Fund	1,377,498	25,153,112
TOTAL FOREIGN LARGE BLEND FUNDS		297,445,079
Foreign Large Value Funds - 30.4%
Causeway International Value Fund Investor Class	4,486,647	30,239,998
Goldman Sachs Structured International Equity Fund Class A	2,331,712	14,409,978
Harbor International Fund Retirement Class	1,575,282	49,778,899
MFS International Value Fund Class A	1,336,704	19,449,045
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	7,185,646	64,742,670
Oakmark International Fund Class I	2,372,251	20,994,418
Quant Foreign Value Fund Ordinary Shares	749,063	6,097,371
T. Rowe Price International Growth & Income Fund Advisor Class	735,669	5,495,448
TOTAL FOREIGN LARGE VALUE FUNDS		211,207,827
Foreign Large Growth Funds - 12.7%
AIM International Growth Fund Class A	1,284,319	21,165,580
Fidelity Diversified International Fund (a)	2,578,216	45,479,724
T. Rowe Price International Stock Fund Advisor Class	119,546	845,192
William Blair International Growth Fund Class N	1,869,988	20,925,161
TOTAL FOREIGN LARGE GROWTH FUNDS		88,415,657
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	56	596
Neuberger Berman International Fund Trust Class	369	3,873
TOTAL FOREIGN SMALL MID GROWTH FUNDS		4,469
Equity Funds - continued
	Shares	Value
Foreign Small Mid Value Funds - 6.0%
Artisan International Value Fund Investor Class	1,948,629	$ 27,865,399
Third Avenue International Value Fund	1,416,559	14,038,097
TOTAL FOREIGN SMALL MID VALUE FUNDS		41,903,496
Other - 7.4%
BlackRock Pacific Fund, Inc. Investor Class A	355,079	4,243,192
Fidelity Japan Fund (a)	1,849,620	13,224,786
Fidelity Japan Smaller Companies Fund (a)	1,024,278	5,254,544
GMO Emerging Countries Fund Class M	654,272	3,271,360
Henderson European Focus Fund Class A	36	429
iShares MSCI Emerging Markets Index ETF	900	19,107
iShares MSCI Japan Index ETF	1,074,700	7,920,539
SPDR Russell/Nomura Small Cap Japan ETF	44,900	1,271,568
SSgA Emerging Markets Fund	48	479
Matthews Pacific Tiger Fund Class I	14,871	138,304
Wintergreen Fund	2,154,993	16,119,346
TOTAL OTHER		51,463,654
Specialty Funds - 0.7%
ING International Real Estate Fund Class A	1,002,397	5,042,055
SPDR DJ Wilshire International Real Estate ETF	800	16,352
TOTAL SPECIALTY FUNDS		5,058,407
TOTAL EQUITY FUNDS (Cost $1,156,030,523)		695,498,589
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $367)	367	367
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,156,030,890)		$ 695,498,956
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fund	Income Earned
Fidelity Canada Fund	$ 11,748
Fidelity Diversified International Fund	598,593
Fidelity International Discovery Fund	708,548
Fidelity Japan Fund	220,078
Fidelity Japan Smaller Companies Fund	29,470
Fidelity Select Money Market Portfolio	367
Fidelity Institutional Cash Money Market Fund Class I	6,547
$ 1,575,351

Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 2,311,959	$ 3,760,561	$ 247,209	$ 3,130,205
Fidelity Diversified International Fund	50,022,750	32,806,625	3,055,332	45,479,724
Fidelity International Discovery Fund	50,998,317	38,344,913	3,020,630	51,698,901
Fidelity Japan Fund	-	25,229,390	801,026	13,224,786
Fidelity Japan Smaller Companies Fund	5,852,719	2,586,158	-	5,254,544
Total	$ 109,185,745	$ 102,727,647	$ 7,124,197	$ 118,788,160
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 695,498,956	$ 695,498,956	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $941,605,417)	$ 576,710,429
Affiliated Underlying Funds (cost $214,425,473)	118,788,527
Total investments (cost $1,156,030,890)		$ 695,498,956
Cash		12
Receivable for fund shares sold		2,074,444
Total assets		697,573,412

Liabilities
Payable for investments purchased	$ 350,685
Payable for fund shares redeemed	1,723,758
Total liabilities		2,074,443

Net Assets		$ 695,498,969
Net Assets consist of:
Paid in capital		$ 1,159,094,596
Undistributed net investment income		648,582
Accumulated undistributed net realized gain (loss) on investments		(3,712,275)
Net unrealized appreciation (depreciation) on investments		(460,531,934)
Net Assets, for 134,716,446 shares outstanding		$ 695,498,969
Net Asset Value, offering price and redemption price per share ($695,498,969 ÷ 134,716,446 shares)		$ 5.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fund of Funds

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 13,452,399
Affiliated		1,575,351
Interest		210
Total income		15,027,960

Expenses
Management fee	$ 1,538,228
Independent trustees' compensation	19,614
Total expenses before reductions	1,557,842
Expense reductions	(1,557,842)	-
Net investment income (loss)		15,027,960
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(17,388,829)
Affiliated	(2,678,802)
Realized gain distributions from underlying funds:
Unaffiliated	18,214,850
Affiliated	24,234	(1,828,547)
Change in net unrealized appreciation (depreciation) on underlying funds		(412,420,915)
Net gain (loss)		(414,249,462)
Net increase (decrease) in net assets resulting from operations		$ (399,221,502)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,027,960	$ 7,990,850
Net realized gain (loss)	(1,828,547)	41,170,489
Change in net unrealized appreciation (depreciation)	(412,420,915)	(62,463,106)
Net increase (decrease) in net assets resulting from operations	(399,221,502)	(13,301,767)
Distributions to shareholders from net investment income	(14,926,444)	(7,727,489)
Distributions to shareholders from net realized gain	(29,091,490)	(22,371,359)
Total distributions	(44,017,934)	(30,098,848)
Share transactions Proceeds from sales of shares	802,362,483	376,245,139
Reinvestment of distributions	43,820,141	29,954,499
Cost of shares redeemed	(212,207,633)	(113,635,539)
Net increase (decrease) in net assets resulting from share transactions	633,974,991	292,564,099
Total increase (decrease) in net assets	190,735,555	249,163,484

Net Assets
Beginning of period	504,763,414	255,599,930
End of period (including undistributed net investment income of $648,582 and undistributed net investment income of $547,067, respectively)	$ 695,498,969	$ 504,763,414
Other Information Shares
Sold	112,075,589	31,552,960
Issued in reinvestment of distributions	5,171,330	2,567,239
Redeemed	(29,530,415)	(9,668,632)
Net increase (decrease)	87,716,504	24,451,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.22	.18
Net realized and unrealized gain (loss)	(5.14)	.08 F	1.57
Total from investment operations	(4.95)	.30	1.75
Distributions from net investment income	(.14)	(.18)	(.13)
Distributions from net realized gain	(.49)	(.72)	(.28)
Total distributions	(.63)	(.90)	(.41)
Net asset value, end of period	$ 5.16	$ 10.74	$ 11.34
Total Return B,C	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets H
Expenses before expense reductions	.25%	.26%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	18%	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 23, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 33,167
Unrealized depreciation	(466,448,927)
Net unrealized appreciation (depreciation)	$ (466,415,760)
Undistributed ordinary income	1,127,443
Undistributed long-term capital gain	1,694,020

Cost for federal income tax purposes	$ 1,161,916,048

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 22,644,594	$ 8,410,586
Long-term Capital Gains	21,373,340	21,688,262
Total	$ 44,017,934	$ 30,098,848

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $738,621,410 and $115,314,852, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until
March 31, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2012 to the extent that annual operating exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,557,842.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fund of Funds (a fund of Fidelity Rutland Square Trust) at Febru-
ary 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2006

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2006

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of PAS International Fund of Funds voted to pay on April 20, 2009, to shareholders of record at the opening of business on April 17, 2009, a distribution of $0.02 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2009, $1,882,951, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 5% and 96% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOI-ANN-0409
1.824709.102

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS International Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS International Fidelity Fund of Funds	-52.13%	-30.13%

A From March 8, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fidelity on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index (Europe, Australasia, Far East) performed over the same period.

Annual Report

PAS International Fidelity Fund of Funds

Management's Discussion of Fund Performance

Market Recap: The global economy weakened during the year ending February 28, 2009, and stock markets everywhere followed suit. Many of the worst-performing markets were in emerging countries, but even large developed markets posed significant challenges for stock investors. Japan - the largest weighting in the MSCI® EAFE® Index (Europe, Australasia, Far East) - fell nearly 40%, or about 10 percentage points better than the MSCI EAFE's 50.14% decline. Japan's performance was helped by a strengthening yen, which added to returns for U.S. investors. In contrast, other Asia-Pacific markets such as New Zealand and Australia lagged the index by a significant margin. European equities also fared relatively poorly. The United Kingdom - the second-largest weighting in the index - lost 51% during the past year. Other noteworthy European underperformers were the Netherlands (down 54%); Germany (down 55%); Sweden (down 54%) and Italy (down 58%), while smaller markets such as Greece, Belgium and Austria were even more challenging.

Comments from Wilfred Chilangwa, Portfolio Manager of PAS International Fidelity Fund of Funds®: PAS International Fidelity Fund of Funds - the "Fund" - declined 52.13% for the 12 months ending February 28, 2009, trailing the MSCI EAFE Index. Underlying funds that overweighted the financials sector, or that generally followed an aggressive investment approach in an environment that punished risk, were the primary detractors. Fidelity® International Value Fund was the biggest detractor due to weak security selection across the board, most notably in energy. Fidelity International Capital Appreciation Fund, an aggressively managed offering that was hurt largely by poor stock picks in the financials and consumer discretionary sectors, also held back results. Fidelity Overseas Fund underperformed due to unfavorable stock selection across several sectors. Other funds that dampened performance included Fidelity International Small Cap Opportunities Fund, which suffered as small-cap stocks generally underperformed large-cap stocks, and Fidelity Emerging Markets Fund, which faltered as investors largely abandoned volatile asset classes. On the plus side, Fidelity Advisor Overseas Fund was the top contributor, as it benefited from relatively conservative positioning with respect to country and sector concentrations. Our decision to add Fidelity Japan Fund to partially offset the underweighting in Japan across the diversified funds also helped, as it outperformed the broad MSCI EAFE index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS International Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 540.40	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS International Fidelity Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Diversified International Fund	18.9	18.3
Fidelity International Discovery Fund	16.4	17.6
Spartan® International Index Fund Investor Class	14.4	11.7
Fidelity International Value Fund	13.3	14.8
Fidelity Advisor Overseas Fund Institutional Class	11.8	6.1
Fidelity Overseas Fund	6.7	8.5
Fidelity Advisor Diversified International Fund Institutional Class	5.6	8.0
Fidelity International Capital Appreciation Fund	4.6	6.8
Fidelity Japan Fund	3.2	2.7
Fidelity Emerging Markets Fund	1.3	1.4
	96.2
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
Foreign Large Blend Funds 55.7%	Foreign Large Blend Funds 52.8%
Foreign Large Growth Funds 23.5%	Foreign Large Growth Funds 25.1%
Foreign Large Value Funds 13.3%	Foreign Large Value Funds 14.8%
Foreign Small Mid Growth Funds 0.8%	Foreign Small Mid Growth Funds 1.0%
Specialty Funds 1.0%	Specialty Funds 1.2%
Other 5.7%	Other 5.1%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS International Fidelity Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 55.7%
Fidelity Advisor Diversified International Fund Institutional Class	1,631,316	$ 15,399,626
Fidelity Advisor Overseas Fund Institutional Class	3,072,660	32,877,463
Fidelity Canada Fund	75,940	2,300,215
Fidelity International Discovery Fund	2,368,357	45,614,550
Fidelity Overseas Fund	914,932	18,527,369
Spartan International Index Fund Investor Class	1,923,774	40,110,680
TOTAL FOREIGN LARGE BLEND FUNDS		154,829,903
Foreign Large Growth Funds - 23.5%
Fidelity Diversified International Fund	2,982,149	52,605,116
Fidelity International Capital Appreciation Fund	2,125,580	12,774,737
TOTAL FOREIGN LARGE GROWTH FUNDS		65,379,853
Foreign Large Value Funds - 13.3%
Fidelity International Value Fund	8,129,635	37,071,134
Foreign Small Mid Growth Funds - 0.8%
Fidelity International Small Cap Opportunities Fund	410,644	2,073,754
Specialty Funds - 1.0%
Fidelity International Real Estate Fund (a)	537,386	2,697,677
Other - 5.7%
Fidelity Emerging Markets Fund	337,920	3,791,464
Fidelity Japan Fund	1,238,923	8,858,296
Fidelity Japan Smaller Companies Fund	639,018	3,278,161
TOTAL OTHER		15,927,921
TOTAL EQUITY FUNDS (Cost $575,407,880)		277,980,242
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $575,407,880)		$ 277,980,242
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 277,980,242	$ 277,980,242	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $11,206,459 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $15,620,863 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009
Assets
Investment in affiliated securities, at value (cost $575,407,880) - See accompanying schedule		$ 277,980,242
Receivable for investments sold		703,869
Receivable for fund shares sold		207,371
Total assets		278,891,482

Liabilities
Payable for fund shares redeemed	911,236
Total liabilities		911,236

Net Assets		$ 277,980,246
Net Assets consist of:
Paid in capital		$ 618,318,106
Undistributed net investment income		629,932
Accumulated undistributed net realized gain (loss) on investments		(43,540,154)
Net unrealized appreciation (depreciation) on investments		(297,427,638)
Net Assets, for 62,649,896 shares outstanding		$ 277,980,246
Net Asset Value, offering price and redemption price per share ($277,980,246 ÷ 62,649,896 shares)		$ 4.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fidelity Fund of Funds

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009
Investment Income
Dividends from underlying funds		$ 6,894,860

Expenses
Management fee	$ 1,055,253
Independent trustees' compensation	12,394
Total expenses before reductions	1,067,647
Expense reductions	(1,067,647)	-
Net investment income (loss)		6,894,860
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(43,269,236)
Realized gain distributions from underlying funds	18,060	(43,251,176)
Change in net unrealized appreciation (depreciation) on underlying funds		(248,901,706)
Net gain (loss)		(292,152,882)
Net increase (decrease) in net assets resulting from operations		$ (285,258,022)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period March 8, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,894,860	$ 5,652,050
Net realized gain (loss)	(43,251,176)	31,458,652
Change in net unrealized appreciation (depreciation)	(248,901,706)	(48,525,932)
Net increase (decrease) in net assets resulting from operations	(285,258,022)	(11,415,230)
Distributions to shareholders from net investment income	(6,176,471)	(5,613,004)
Distributions to shareholders from net realized gain	(23,455,626)	(8,419,507)
Total distributions	(29,632,097)	(14,032,511)
Share transactions Proceeds from sales of shares	297,004,584	508,423,425
Reinvestment of distributions	29,590,890	14,004,347
Cost of shares redeemed	(152,254,953)	(78,450,187)
Net increase (decrease) in net assets resulting from share transactions	174,340,521	443,977,585
Total increase (decrease) in net assets	(140,549,598)	418,529,844

Net Assets
Beginning of period	418,529,844	-
End of period (including undistributed net investment income of $611,873 and undistributed net investment income of $39,046, respectively)	$ 277,980,246	$ 418,529,844
Other Information Shares
Sold	38,888,675	47,999,745
Issued in reinvestment of distributions	3,635,866	1,276,604
Redeemed	(21,945,229)	(7,205,765)
Net increase (decrease)	20,579,312	42,070,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended February 28,

Year ended February 29,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.16
Net realized and unrealized gain (loss)	(5.03)	.14 F
Total from investment operations	(4.91)	.30
Distributions from net investment income	(.10)	(.14)
Distributions from net realized gain	(.50)	(.21)
Total distributions	(.60)	(.35)
Net asset value, end of period	$ 4.44	$ 9.95
Total Return B, C	(52.13)%	2.67%
Ratios to Average Net Assets H
Expenses before expense reductions	.25%	.26% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,980	$ 418,530
Portfolio turnover rate E	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 8, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	(314,140,474)
Net unrealized appreciation (depreciation)	$ (314,140,474)
Undistributed ordinary income	629,932
Capital loss carryforward	(11,206,459)

Cost for federal income tax purposes	$ 592,120,716

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 8,052,921	$ 13,631,582
Long-term Capital Gains	21,579,176	400,929
Total	$ 29,632,097	$ 14,032,511

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares) other than short-term securities, aggregated $235,005,074 and $83,383,723, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and and reimbursement reduced the Fund's expenses by $1,067,647.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 31% of the total outstanding shares of Fidelity International Value Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Name, Age; Principal Occupation
Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Name, Age; Principal Occupation
Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 19% and 100% of the dividends distributed in April 2008 and December 2008, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAI-ANN-0409
1.843740.101

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Small Cap Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS Small Cap Fund of Funds	-41.74%	-11.40%

A From June 23, 2005

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Small Cap Fund of Funds® on June 23, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

PAS Small Cap Fund of Funds

Management's Discussion of Fund Performance

Market Recap: U.S. equity markets took it on the chin during the 12 months ending February 28, 2009, battered by recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk. Stocks did reasonably well up until late summer, in spite of high energy costs and slowing global growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, which sent the equity markets spiraling downward. Even as the federal government began a series of aggressive interventions to rescue the troubled financials sector and shore up deteriorating economic conditions, investors remained skittish and the sell-off continued. The Standard & Poor's 500SM Index fell 43.32% for the year, with all 10 of its market sectors landing deep in negative territory. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell 40.58%, the small-cap-oriented Russell 2000® Index declined 42.38%, and the technology-laden NASDAQ Composite® Index dropped 38.77%.

Comments from Catherine Pena, Portfolio Manager of PAS Small Cap Fund of Funds®: PAS Small Cap Fund of Funds - the "Fund" - returned -41.74% during the year, slightly ahead the Russell 2000 index. The Fund's outperformance came from solid stock selection within its underlying mutual funds, particularly in the consumer discretionary sector, as well as the somewhat elevated levels of uninvested cash in those funds, which boosted relative returns during a period when stocks fell significantly. The Fund's relative performance was further aided by a tilt towards quality-oriented funds - such as Buffalo Small Cap Fund, Champlain Small Company Fund and Westport Select Cap Fund - which held up relatively well in the recent "flight to safety." Funds that focused on traditionally defensive sectors such as health care also did well relative to the index, especially our biotechnology exchange traded fund (ETF) holding, SPDR S&P Biotech. Conversely, underlying funds that maintained positions in micro-cap stocks - among them Perritt MicroCap Opportunities Fund and William Blair Small Cap Growth Fund - were punished as investors' risk appetite vanished. Contrarian funds also lagged in this environment, including our investments in HighMark Small Cap Value Fund and Royce Opportunity Fund. A stake in Oppenheimer Main Street Small Cap Fund, which was more aggressively positioned than the index, detracted as well. In terms of positioning, special attention was paid to reining in risk relative to the Russell 2000 benchmark. I added some new underlying sector-specific funds and also repositioned the Fund in anticipation of the index's reconstitution at mid-year 2008, which resulted in a reduction to our underlying energy weighting after the strong run in commodities in the first half of 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS Small Cap Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	AnnualizedExpense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 559.90	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Small Cap Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Champlain Small Company Fund Advisor Class	7.8	2.8
iShares Russell 2000 Value Index ETF	5.8	3.8
T. Rowe Price Small-Cap Value Fund	4.5	5.6
iShares Russell 2000 Growth Index ETF	4.0	3.1
RS Partners Fund Class A	3.6	4.7
ING Small Company Fund Class A	3.5	0.6
William Blair Small Cap Growth Fund Class N	3.5	3.0
ING SmallCap Opportunities Fund Class A	3.2	1.0
FBR Focus Fund	3.1	2.8
Royce Value Plus Fund Service Class	3.0	4.0
	42.0
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
Small Blend Funds 26.3%	Small Blend Funds 27.5%
Small Growth Funds 42.1%	Small Growth Funds 39.1%
Small Value Funds 17.5%	Small Value Funds 17.1%
Mid-Cap Blend Funds 3.9%	Mid-Cap Blend Funds 4.9%
Mid-Cap Growth Funds 3.1%	Mid-Cap Growth Funds 2.8%
Specialty Funds 7.1%	Specialty Funds 8.6%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS Small Cap Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 26.3%
AIM Trimark Small Companies Fund Class A	1,747	$ 12,088
Aston/TAMRO Small Cap Fund Class N (a)	143	1,535
CRM Small Cap Value Fund Investor Class	176	2,058
Hennessy Cornerstone Growth II Fund (a)	172	1,403
ICM Small Company Portfolio Institutional Class	88	1,227
ING Small Company Fund Class A (a)	2,836,328	19,797,567
Keeley Small Cap Value Fund Class A (a)	1,089,816	13,317,549
Laudus Rosenberg U.S. Discovery Fund Investor Class	5,312	46,321
Managers Special Equity Fund Managers Class	36	912
Natixis Vaughan Nelson Small Cap Value Fund Class A	246,729	3,597,315
Neuberger Berman Genesis Fund Trust Class	61	1,608
Oppenheimer Main Street Small Cap Fund Class A	1,350,219	12,624,546
Perritt Emerging Opportunities Fund (a)	706,227	3,439,324
Perritt MicroCap Opportunities Fund (a)	937,229	11,171,769
ProShares Ultra Russell 2000 ETF	374,400	4,511,520
Royce Micro-Cap Fund Service Class	1,506,228	11,507,580
Royce Value Fund Service Class (a)	1,578,856	9,678,385
RS Partners Fund Class A	1,262,142	20,042,807
T. Rowe Price Small-Cap Value Fund	1,358,169	25,071,792
Wasatch Small Cap Value Fund (a)	665	1,064
Wells Fargo Small Cap Value Fund Class A (a)	809,166	12,380,245
TOTAL SMALL BLEND FUNDS		147,208,615
Small Growth Funds - 42.1%
Alger Small Cap Growth Institutional Fund Class I (a)	1,172,756	16,043,300
Baron Growth Fund	257,932	6,737,171
Baron Small Cap Fund (a)	963,143	11,721,450
BlackRock Funds Small Cap Growth Equity Fund Class A (a)	1,093	12,418
Buffalo Small Cap Fund	1,067,937	15,559,842
Champlain Small Company Fund Advisor Class	5,488,238	43,576,609
Franklin Small Cap Growth Fund II Class A	364	1,825
Harbor Small Cap Growth Fund Investor Class	423	2,586
ING SmallCap Opportunities Fund Class A (a)	1,008,708	18,186,997
iShares Russell 2000 Growth Index ETF	523,100	22,148,054
Lord Abbett Small Cap Blend Fund (a)	1,729,650	15,238,219
Munder Micro-Cap Equity Fund Class A	89	1,173
Oberweis Emerging Growth Fund	106	981
Perimeter Small Cap Growth Fund Investor Shares (a)	583,904	3,445,035
Royce Value Plus Fund Service Class	2,426,958	16,673,198
RS Emerging Growth Fund Class A (a)	794,832	15,785,364
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Turner Small Cap Growth Fund Class I (a)	912,867	$ 14,806,698
Wasatch Core Growth Fund	74	1,185
Wasatch Small Cap Growth Fund	635,926	11,586,565
Wasatch Ultra Growth Fund (a)	109	1,073
William Blair Small Cap Growth Fund Class N	1,833,070	19,650,513
Winslow Green Growth Fund Investor Class	590,431	4,404,614
TOTAL SMALL GROWTH FUNDS		235,584,870
Small Value Funds - 17.5%
Allianz NFJ Small-Cap Value Fund Admin Class	208,987	3,233,036
American Beacon Small Cap Value Fund PlanAhead Class	166,794	1,491,142
Goldman Sachs Small Cap Value Fund Class A	742,533	14,828,374
HighMark Small Cap Value Fund Class A	2,298,679	12,803,643
iShares Russell 2000 Value Index ETF	890,100	32,488,650
Northern Small Cap Value Fund	2,022,422	15,815,344
Royce Opportunity Fund Service Class	3,804,976	16,056,997
Westcore Small Cap Value Fund	209,136	1,235,996
TOTAL SMALL VALUE FUNDS		97,953,182
Mid-Cap Blend Funds - 3.9%
FMI Common Stock Fund	119	1,561
Hennessy Cornerstone Growth Fund (a)	361	2,640
Kinetics Small Cap Opportunities Fund	82	920
Royce Premier Fund	760,655	7,667,398
Westport Select Cap Fund Class R (a)	1,013,523	14,533,913
TOTAL MID-CAP BLEND FUNDS		22,206,432
Mid-Cap Growth Funds - 3.1%
FBR Focus Fund	647,588	17,219,366
Specialty Funds - 7.1%
FBR Small Cap Financial Fund	111,192	1,376,556
Fidelity Advisor Real Estate Fund Institutional Class (b)	193,864	1,201,956
John Hancock Regional Bank Class A	1,503,271	13,499,371
RS Technology Fund Class A	1,507,664	12,091,465
SPDR S&P Biotech ETF	248,900	11,519,092
TOTAL SPECIALTY FUNDS		39,688,440
TOTAL EQUITY FUNDS (Cost $848,915,435)		559,860,905
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $24,966)	24,966	$ 24,966
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $848,940,401)		$ 559,885,871
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 185,340
Fidelity Institutional Money Market Portfolio Class I	25,563
$ 210,903
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 7,087,385	$ 7,534,926	$ 8,309,874	$ 1,201,956
Fidelity International Small Cap Opportunities Fund	5,687,157	-	4,868,192	-
Total	$ 12,774,542	$ 7,534,926	$ 13,178,066	$ 1,201,956
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 559,885,871	$ 559,885,871	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $24,453,515 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $19,549,852 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Small Cap Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $845,697,863)	$ 558,658,949
Affiliated Underlying Funds (cost $3,242,538)	1,226,922
Total Investments (cost $848,940,401)		$ 559,885,871
Receivable for investments sold		5,268,488
Receivable for fund shares sold		896,099
Total assets		566,050,458

Liabilities
Payable for investments purchased	$ 5,000,000
Payable for fund shares redeemed	1,164,585
Total liabilities		6,164,585

Net Assets		$ 559,885,873
Net Assets consist of:
Paid in capital		$ 895,442,078
Accumulated undistributed net realized gain (loss) on investments		(46,501,675)
Net unrealized appreciation (depreciation) on investments		(289,054,530)
Net Assets, for 100,461,131 shares outstanding		$ 559,885,873
Net Asset Value, offering price and redemption price per share ($559,885,873 ÷ 100,461,131 shares)		$ 5.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Small Cap Fund of Funds
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 2,048,719
Affiliated		210,903
Interest		989
Total income		2,260,611

Expenses
Management fee	$ 1,143,254
Independent trustees' compensation	14,913
Total expenses before reductions	1,158,167
Expense reductions	(1,158,167)	-
Net investment income (loss)		2,260,611
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(53,978,576)
Affiliated	(5,601,744)
Realized gain distributions from underlying funds:
Unaffiliated	14,436,069
Affiliated	26,226	(45,118,025)
Change in net unrealized appreciation (depreciation) on underlying funds		(236,256,628)
Net gain (loss)		(281,374,653)
Net increase (decrease) in net assets resulting from operations		$ (279,114,042)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year endedFebruary 28,2009	Year endedFebruary 29,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,260,611	$ 1,032,310
Net realized gain (loss)	(45,118,025)	19,697,855
Change in net unrealized appreciation (depreciation)	(236,256,628)	(60,798,279)
Net increase (decrease) in net assets resulting from operations	(279,114,042)	(40,068,114)
Distributions to shareholders from net investment income	(2,553,943)	(899,620)
Distributions to shareholders from net realized gain	(14,703,263)	(17,269,949)
Total distributions	(17,257,206)	(18,169,569)
Share transactions Proceeds from sales of shares	640,823,137	180,144,834
Reinvestment of distributions	17,226,130	18,078,092
Cost of shares redeemed	(161,676,541)	(83,962,304)
Net increase (decrease) in net assets resulting from share transactions	496,372,726	114,260,622
Total increase (decrease) in net assets	200,001,478	56,022,939

Net Assets
Beginning of period	359,884,395	303,861,456
End of period (undistributed net investment income of $0 and undistributed net investment income of $234,788, respectively)	$ 559,885,873	$ 359,884,395
Other Information Shares
Sold	84,158,648	15,966,023
Issued in reinvestment of distributions	1,966,117	1,563,201
Redeemed	(21,675,295)	(7,332,514)
Net increase (decrease)	64,449,470	10,196,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.03	.02	- I
Net realized and unrealized gain (loss)	(4.05)	(1.17)	.75	1.46
Total from investment operations	(4.01)	(1.14)	.77	1.46
Distributions from net investment income	(.04)	(.03)	(.01)	-
Distributions from net realized gain	(.38)	(.61)	(.30)	(.15)
Total distributions	(.41) J	(.64)	(.31)	(.15)
Net asset value, end of period	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Total Return B, C	(41.74)%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.25%	.26%	.26%	.37% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	.50%	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 559,886	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	55%	20%	27%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period June 23, 2005 (commencement of operations) to February 26, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,537
Unrealized depreciation	(291,559,377)
Net unrealized appreciation (depreciation)	$ (291,552,840)
Capital loss carryforward	(24,453,515)

Cost for federal income tax purposes	$ 851,438,711

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 7,955,728	$ 899,620
Long-term Capital Gains	9,301,478	17,269,949
Total	$ 17,257,206	$ 18,169,569

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $750,560,861 and $254,632,423, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,158,167.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Small Cap Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Small Cap Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Small Cap Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2006

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2005

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 11% and 60% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOF-ANN-0409
1.816936.103

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS U.S. Opportunity Fidelity Fund of Funds	-43.90%	-25.86%

A From March 8, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fidelity on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets declined sharply during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32%, and all 10 of its market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, the small-cap-oriented Russell 2000® Index declined 42.38% and the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Xuehai En, who became Portfolio Manager of PAS U.S. Opportunity Fidelity Fund of Funds® on October 1, 2008: PAS U.S. Opportunity Fidelity Fund of Funds - the "Fund" - declined 43.90% for the 12 months ending February 28, 2009, slightly behind the -43.32% result of its benchmark, the Dow Jones Wilshire 5000 Composite IndexSM. Approximately 70% of the Fund, on average, was allocated to equity sector/industry funds - an allocation that was increased significantly during the period - and this group dominated the top- and bottom-performing holdings for the period. Fidelity® Select Consumer Staples Portfolio was the top overall contributor, outperforming the Wilshire 5000 index by a wide margin as investors fled riskier market sectors and sought the defensive characteristics of companies that manufacture food, beverages and other staples. Fidelity Select Medical Equipment and Systems Portfolio, Fidelity Select Software and Computer Services Portfolio and Fidelity Select Pharmaceuticals Portfolio also beat the broader market and added to the fund's relative results. Turning to detractors, underlying funds with large allocations to financials, energy services companies or lower-quality "deep-value" companies weighed on performance. Holdings that were most severely affected by these exposures included Fidelity Select Banking Portfolio, Fidelity Growth & Income Portfolio, Fidelity Select Natural Resources Portfolio, Fidelity Blue Chip Value Fund and Fidelity Select Insurance Portfolio. I eliminated Fidelity Growth & Income Portfolio during the period. The Fund's aggregate allocation to real estate also dampened results and was reduced during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 583.10	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Consumer Staples Portfolio	11.0	7.8
Fidelity Select Energy Portfolio	9.1	5.2
Fidelity Select Software & Computer Services Portfolio	8.0	7.8
Fidelity® Telecom and Utilities Fund	7.0	6.2
Spartan® U.S. Equity Index Fund Investor Class	6.0	8.2
Fidelity Select Medical Equipment & Systems Portfolio	5.9	7.4
Fidelity Select Insurance Portfolio	5.0	3.2
Fidelity Select Pharmaceuticals Portfolio	4.9	3.7
Fidelity Dividend Growth Fund	4.3	0.0
Fidelity Select IT Services Portfolio	3.5	2.9
	64.7
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
Specialty Funds 87.5%	Specialty Funds 41.4%
Large Blend Funds 10.3%	Large Blend Funds 28.4%
Large Growth Funds 0.0%	Large Growth Funds 2.5%
Large Value Funds 2.1%	Large Value Funds 16.4%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 4.3%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 3.2%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 3.7%
Small Growth Funds 0.1%	Small Growth Funds 0.1%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 10.3%
Fidelity Dividend Growth Fund	889,453	$ 11,616,250
Spartan U.S. Equity Index Fund Investor Class	625,481	16,325,061
TOTAL LARGE BLEND FUNDS		27,941,311
Large Value Funds - 2.1%
Fidelity Blue Chip Value Fund	891,152	5,525,143
Fidelity Equity-Income II Fund	11,157	115,142
TOTAL LARGE VALUE FUNDS		5,640,285
Mid-Cap Blend Funds - 0.0%
Fidelity Leveraged Company Stock Fund	1,297	15,556
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	17,033	268,103
Specialty Funds - 87.5%
Fidelity Advisor Cyclical Industries Fund Institutional Class	114	1,282
Fidelity Advisor Utilities Fund Institutional Class	12,049	155,316
Fidelity Real Estate Investment Portfolio	208,593	2,069,246
Fidelity Select Air Transportation Portfolio	91,086	1,580,339
Fidelity Select Automotive Portfolio	34,048	342,868
Fidelity Select Banking Portfolio	912,907	8,252,675
Fidelity Select Biotechnology Portfolio (a)	103,386	5,646,960
Fidelity Select Chemicals Portfolio	205,440	8,780,493
Fidelity Select Communications Equipment Portfolio	49,464	530,258
Fidelity Select Computers Portfolio (a)	83,761	1,964,189
Fidelity Select Construction & Housing Portfolio	390,358	7,030,341
Fidelity Select Consumer Discretionary Portfolio	78,872	920,439
Fidelity Select Consumer Staples Portfolio	675,545	29,818,540
Fidelity Select Defense & Aerospace Portfolio	68,541	2,671,048
Fidelity Select Electronics Portfolio	33,648	710,988
Fidelity Select Energy Portfolio	904,345	24,806,191
Fidelity Select Energy Services Portfolio	27,396	927,888
Fidelity Select Environmental Portfolio	116,701	1,276,704
Fidelity Select Financial Services Portfolio	78,781	2,617,883
Fidelity Select Gold Portfolio	300,929	9,229,492
Fidelity Select Health Care Portfolio	11,131	820,038
Fidelity Select Industrial Equipment Portfolio	107,662	1,504,033
Fidelity Select Industrials Portfolio	255,540	2,586,064
Fidelity Select Insurance Portfolio	569,489	13,622,182
Fidelity Select IT Services Portfolio (a)	889,380	9,445,214
Fidelity Select Leisure Portfolio	140,625	6,502,483
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Medical Delivery Portfolio	19,949	$ 509,909
Fidelity Select Medical Equipment & Systems Portfolio	924,129	15,987,429
Fidelity Select Multimedia Portfolio	69,042	1,261,392
Fidelity Select Natural Gas Portfolio	106,980	2,049,738
Fidelity Select Natural Resources Portfolio	236,437	4,076,173
Fidelity Select Pharmaceuticals Portfolio	1,763,005	13,398,838
Fidelity Select Retailing Portfolio	120,194	3,182,734
Fidelity Select Software & Computer Services Portfolio (a)	491,141	21,796,819
Fidelity Select Technology Portfolio	128,317	4,764,422
Fidelity Select Telecommunications Portfolio	116,457	3,114,064
Fidelity Select Transportation Portfolio	202,484	4,837,352
Fidelity Telecom and Utilities Fund	1,678,399	19,116,967
TOTAL SPECIALTY FUNDS		237,908,991
TOTAL EQUITY FUNDS (Cost $405,297,882)		271,774,246
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $405,297,882)		$ 271,774,246
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 271,774,246	$ 271,774,246	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $61,373,935 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $34,444,965 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009
Assets
Investment in affiliated securities, at value (cost $405,297,882) - See accompanying schedule		$ 271,774,246
Receivable for investments sold		604,459
Receivable for fund shares sold		188,661
Total assets		272,567,366

Liabilities
Payable for fund shares redeemed	$ 793,119
Total liabilities		793,119

Net Assets		$ 271,774,247
Net Assets consist of:
Paid in capital		$ 504,639,533
Accumulated undistributed net realized gain (loss) on investments		(99,341,650)
Net unrealized appreciation (depreciation) on investments		(133,523,636)
Net Assets, for 51,780,460 shares outstanding		$ 271,774,247
Net Asset Value, offering price and redemption price per share ($271,774,247 ÷ 51,780,460 shares)		$ 5.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009
Investment Income
Dividends from underlying funds		$ 4,256,718

Expenses
Management fee	$ 855,787
Independent trustees' compensation	9,599
Total expenses before reductions	865,386
Expense reductions	(865,386)	-
Net investment income (loss)		4,256,718
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(92,322,714)
Realized gain distributions from underlying funds	2,389,980	(89,932,734)
Change in net unrealized appreciation (depreciation) on underlying funds		(90,999,266)
Net gain (loss)		(180,932,000)
Net increase (decrease) in net assets resulting from operations		$ (176,675,282)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	For the period March 8, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,256,718	$ 2,530,336
Net realized gain (loss)	(89,932,734)	1,605,610
Change in net unrealized appreciation (depreciation)	(90,999,266)	(42,524,370)
Net increase (decrease) in net assets resulting from operations	(176,675,282)	(38,388,424)
Distributions to shareholders from net investment income	(4,302,072)	(2,314,541)
Distributions to shareholders from net realized gain	(430,207)	(10,866,114)
Distributions to shareholders from return of capital	-	(706,595)
Total distributions	(4,732,279)	(13,887,250)
Share transactions Proceeds from sales of shares	176,934,678	472,869,516
Reinvestment of distributions	4,724,671	13,861,317
Cost of shares redeemed	(116,102,070)	(46,830,630)
Net increase (decrease) in net assets resulting from share transactions	65,557,279	439,900,203
Total increase (decrease) in net assets	(115,850,282)	387,624,529

Net Assets
Beginning of period	387,624,529	-
End of period	$ 271,774,247	$ 387,624,529
Other Information Shares
Sold	25,808,703	43,837,878
Issued in reinvestment of distributions	791,402	1,310,143
Redeemed	(15,486,468)	(4,481,198)
Net increase (decrease)	11,113,637	40,666,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended February 28,

Year ended February 29,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.09
Net realized and unrealized gain (loss)	(4.27)	(.20)
Total from investment operations	(4.17)	(.11)
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	(.01)	(.28)
Return of capital	-	(.02)
Total distributions	(.11)	(.36)
Net asset value, end of period	$ 5.25	$ 9.53
Total Return B, C	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before expense reductions	.25%	.26% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,774	$ 387,625
Portfolio turnover rate E	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended February 29, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year was reported to shareholders prior to February 1, 2009.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,150,723
Unrealized depreciation	(138,197,110)
Net unrealized appreciation (depreciation)	$ (137,046,387)
Capital loss carryforward	(61,373,935)

Cost for federal income tax purposes	$ 408,820,633

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 4,732,279	$ 11,435,576
Long-term Capital Gains	-	1,745,079
Tax Return of Capital	-	706,595
Total	$ 4,732,279	$ 13,887,250

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $517,175,989 and $449,704,289, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has contractually agreed to waive its management fee until
September 30, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $865,386.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 20% and 18% of the total outstanding shares of Fidelity Select Insurance Portfolio and Fidelity Select IT Services Portfolio, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 87% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year, typically in September, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) from its relationship with the fund; and (iv) economies of scale, if any, for the benefit of fund shareholders. The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the background of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of investment operations and investment groups from Strategic Advisers. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, for the fund the following table considered by the Board shows, for the one-year period ended April 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the total return of a peer group of mutual funds identified by Strategic Advisers based on categories assigned by Morningstar, Inc.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

PAS U.S. Opportunity Fidelity Fund of Funds

Total Return % for The One Year Period Ended April 30, 2008 vs. Morningstar Large Blend Median and Dow Jones Wilshire 5000 Composite Index

Total Returns
1 Year
5/1/07 - 4/30/08
PAS U.S. Opportunity Fidelity Fund of Funds (FUSPX)	-2.86%
DJW 5000 Composite	-4.87%
Difference	2.01%

Mstar Large Blend Median	-4.81%
FUSPX - Mstar Large Blend Median	1.95%

% of Mstar Peers Beaten by FUSPX	61%
% of Mstar Peers Beaten by DJW 5000	49%

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's performance for the one year period ended April 30, 2008 and noted the fund out-performed 61% of its peers in the Morningstar Large Blend Category for the period. The Board considered that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive the fund's management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until September 30, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period.

The Board also considered information showing the management fees charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the fund. The information indicated that the fee rates paid to Strategic Advisers with respect to the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were the same as or lower than the fee rates charged by Strategic Advisers to other registered investment companies.

Costs of Services and Profitability. The Board reviewed information regarding the cost of services provided by Strategic Advisers and its affiliates.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall Out Benefits. The Board considered information regarding the direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of the Adviser's and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Annual Report

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should therefore be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAO-ANN-0409
1.843741.101

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS U.S. Opportunity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2009	Past 1 year	Life of fund A
PAS U.S. Opportunity Fund of Funds	-42.95%	-23.72%

A From December 29, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fund of Funds on December 29, 2006 when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite Index performed over the same period.

Annual Report

PAS U.S. Opportunity Fund of Funds

Management's Discussion of Fund Performance

Market Recap: The U.S. equity markets declined sharply during the 12 months ending February 28, 2009, battered by global recessionary fears, drum-tight credit markets and the rapid flight of capital away from risk. Stocks had performed reasonably well up until late last summer, in spite of high energy costs and slowing global economic growth. But beginning in September 2008, a succession of large financial institutions either collapsed, or came close to failing, which sent the equity markets into a turbulent downward spiral. Even as the federal government began a series of aggressive interventions to rescue the troubled financial services industry and to shore up deteriorating economic conditions, investors remained skittish and the equity markets' sell-off continued. The Standard & Poor's 500SM Index fell 43.32%, and all 10 of its market sectors landed deep in negative territory for the 12-month span. Meanwhile, the blue-chip Dow Jones Industrial AverageSM fell by a comparable 40.58% mark, the small-cap-oriented Russell 2000® Index declined 42.38% and the technology-heavy NASDAQ Composite® Index dropped 38.77%.

Comments from Xuehai En, Portfolio Manager of PAS U.S. Opportunity Fund of Funds®: PAS U.S. Opportunity Fund of Funds - the "Fund" - declined 42.95% for the 12 months ending February 28, 2009, modestly outperforming the -43.32% result of its benchmark, the Dow Jones Wilshire 5000 Composite IndexSM. Overall, the Fund benefited from its aggregate underweighting in the financials sector and, during the second half of the period, its exposure to gold. The top-performing underlying fund was American Century Equity Income Fund (TWEIX), a large-cap value offering that focuses on higher-quality companies trading at attractive valuations. TWEIX outperformed the Wilshire 5000 index by a substantial margin during the period, thanks in part to a large allocation to integrated oil companies, which performed well relative to the broader market over the period's second half. JPMorgan U.S. Large Cap Core Plus Fund - a long-short 130/30 portfolio and the Fund's single-largest position - also added to results for the period. On average, approximately 31% of the Fund was allocated to equity sector/industry funds, and three of these holdings - Fidelity Select Consumer Staples Portfolio, Fidelity Select Gold Portfolio and Fidelity Select Biotechnology Portfolio - rounded out the top five leading positions for the period. On the downside, Fidelity sector/industry funds focused on natural resources, financial services, banking and real estate led the list of detractors. Among diversified funds that dampened the Fund's results, Columbia Value and Restructuring Fund underperformed the broad equity market due to its significant exposure to highly volatile energy services stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS U.S. Opportunity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Actual	.00%	$ 1,000.00	$ 587.20	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2009
	% of fund's investments	% of fund's investments 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class	10.1	7.3
American Century Equity Income Fund Investor Class	6.8	0.0
Fidelity Select Consumer Staples Portfolio	5.1	4.1
RS Core Equity Fund Class A	3.9	2.3
Fidelity Select Natural Resources Portfolio	3.4	2.8
Fidelity Select Gold Portfolio	3.1	0.0
BlackRock Equity Dividend Fund Investor A Class	3.1	3.2
Janus Mid Cap Value Fund - Investor Shares	2.9	2.8
Fidelity Select Pharmaceuticals Portfolio	2.6	1.2
Fidelity Select Biotechnology Portfolio	2.5	1.7
	43.5
Asset Allocation (% of fund's investments)
As of February 28, 2009	As of August 31, 2008
Large Blend Funds 16.4%	Large Blend Funds 21.6%
Large Growth Funds 5.7%	Large Growth Funds 10.8%
Large Value Funds 22.4%	Large Value Funds 21.6%
Mid-Cap Blend Funds 0.4%	Mid-Cap Blend Funds 3.4%
Mid-Cap Growth Funds 3.8%	Mid-Cap Growth Funds 6.1%
Mid-Cap Value Funds 7.2%	Mid-Cap Value Funds 7.7%
Small Blend Funds 1.3%	Small Blend Funds 2.0%
Small Growth Funds 0.0%	Small Growth Funds 1.1%
Small Value Funds 2.4%	Small Value Funds 2.7%
Specialty Funds 40.4%	Specialty Funds 23.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investments February 28, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 16.4%
American Century Fundamental Equity Fund Investor Class	261,342	$ 2,014,950
Evergreen Enhanced S&P 500 Fund Class A	127	1,042
Fidelity 130/30 Large Cap Fund (b)	555	2,928
Fidelity Dividend Growth Fund (b)	131,472	1,717,019
Fidelity Fund (b)	113	2,141
JPMorgan U.S. Large Cap Core Plus Fund Select Class	2,428,671	27,565,421
RS Core Equity Fund Class A	412,167	10,547,360
The Hartford Capital Appreciation Fund Class A	157,554	2,865,908
TOTAL LARGE BLEND FUNDS		44,716,769
Large Growth Funds - 5.7%
Alger Spectra Fund Class A (a)	681,965	4,119,071
Fidelity Growth Company Fund (b)	69,238	3,025,005
Ivy Capital Appreciation Fund Class A	180,326	977,369
Janus Fund	250,398	4,271,793
Janus Research Fund	56,816	843,715
John Hancock US Global Leaders Growth Fund Class A	3,536	60,399
Marsico 21st Century Fund	1,818	13,800
Natixis CGM Advisor Targeted Equity Fund Class A	361,340	2,345,098
TOTAL LARGE GROWTH FUNDS		15,656,250
Large Value Funds - 22.4%
1st Source Monogram Income Equity Fund	586,638	5,150,685
Allianz NFJ Dividend Value Fund Class D	115	831
American Beacon Large Cap Value Fund Plan Ahead Class	352,995	3,642,909
American Century Equity Income Fund Investor Class	3,602,301	18,659,922
Artisan Opportunistic Value Fund Investor Shares	39,274	208,547
Aston Value Fund Class N	472,229	2,885,321
BlackRock Equity Dividend Fund Investor A Class	768,695	8,417,215
Columbia Value and Restructuring Fund Class Z	180,904	4,441,190
Eaton Vance Large-Cap Value Fund Class A	488,512	5,696,051
Evergreen Disciplined Value Fund Class A	145,003	1,116,520
Fidelity Equity-Income II Fund (b)	1,385	14,292
Goldman Sachs Growth & Income Fund Institutional Class	135,057	1,847,575
Goldman Sachs Large Cap Value Fund Institutional Class	11,969	86,897
Harbor Large Cap Value Fund Administrative Class	832,097	4,102,238
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
John Hancock Classic Value Fund Class A	1,602	$ 12,797
Pioneer Cullen Value Fund Class A	423,110	4,853,070
TOTAL LARGE VALUE FUNDS		61,136,060
Mid-Cap Blend Funds - 0.4%
Fidelity Leveraged Company Stock Fund (b)	44,082	528,548
Keeley All Cap Value Fund Class A (a)	118,245	608,963
TOTAL MID-CAP BLEND FUNDS		1,137,511
Mid-Cap Growth Funds - 3.8%
Baron iOpportunity Fund (a)	237,556	1,539,363
BlackRock US Opportunities Fund Investor A Class (a)	161,171	3,260,490
Janus Enterprise Fund (a)	32,630	928,983
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	174,596	2,681,800
Munder Mid-Cap Core Growth Fund Class A	53,852	781,933
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	119,556	1,043,720
TOTAL MID-CAP GROWTH FUNDS		10,236,289
Mid-Cap Value Funds - 7.2%
American Century Mid Cap Value Fund Investor Class	831,861	5,723,207
Delafield Fund, Inc.	6,298	76,589
Janus Mid Cap Value Fund - Investor Shares	593,740	7,783,929
JPMorgan Value Advantage Fund Select Class	655,890	6,060,425
TOTAL MID-CAP VALUE FUNDS		19,644,150
Small Blend Funds - 1.3%
Fidelity Small Cap Value Fund (b)	10,875	78,847
Natixis Vaughan Nelson Small Cap Value Fund Class A	217,769	3,175,071
Royce Value Fund Service Class (a)	36,460	223,498
TOTAL SMALL BLEND FUNDS		3,477,416
Small Growth Funds - 0.0%
Champlain Small Company Fund Advisor Class	15,848	125,832
Wells Fargo Advantage Small Cap Growth Fund Administrator Class (a)	444	2,896
TOTAL SMALL GROWTH FUNDS		128,728
Equity Funds - continued
	Shares	Value
Small Value Funds - 2.4%
Aston/River Road Small Cap Value Class N	1,158	$ 8,431
Northern Small Cap Value Fund	849,892	6,646,157
Paradigm Value Fund	229	6,220
TOTAL SMALL VALUE FUNDS		6,660,808
Specialty Funds - 40.4%
Fidelity Real Estate Investment Portfolio (b)	211,331	2,096,399
Fidelity Select Air Transportation Portfolio (b)	65,534	1,137,022
Fidelity Select Banking Portfolio (b)	410,735	3,713,041
Fidelity Select Biotechnology Portfolio (a)(b)	125,426	6,850,776
Fidelity Select Brokerage & Investment Management Portfolio (b)	17,685	471,828
Fidelity Select Chemicals Portfolio (b)	72,064	3,080,033
Fidelity Select Computers Portfolio (a)(b)	159,977	3,751,466
Fidelity Select Construction & Housing Portfolio (b)	65,401	1,177,868
Fidelity Select Consumer Discretionary Portfolio (b)	135,425	1,580,407
Fidelity Select Consumer Staples Portfolio (b)	315,764	13,937,840
Fidelity Select Energy Portfolio (b)	72,147	1,978,984
Fidelity Select Energy Services Portfolio (b)	117,710	3,986,833
Fidelity Select Environmental Portfolio (b)	346,385	3,789,454
Fidelity Select Financial Services Portfolio (b)	178,679	5,937,491
Fidelity Select Gold Portfolio (b)	278,392	8,538,271
Fidelity Select Health Care Portfolio (b)	14,384	1,059,641
Fidelity Select Industrial Equipment Portfolio (b)	97	1,350
Fidelity Select Insurance Portfolio (b)	14,269	341,325
Fidelity Select IT Services Portfolio (a)(b)	107,623	1,142,957
Fidelity Select Leisure Portfolio (b)	52,839	2,443,285
Fidelity Select Medical Delivery Portfolio (b)	32,288	825,292
Fidelity Select Medical Equipment & Systems Portfolio (b)	305,106	5,278,334
Fidelity Select Multimedia Portfolio (b)	1,613	29,465
Fidelity Select Natural Resources Portfolio (b)	530,276	9,141,953
Fidelity Select Pharmaceuticals Portfolio (b)	926,517	7,041,529
Fidelity Select Retailing Portfolio (b)	117,579	3,113,492
Fidelity Select Software & Computer Services Portfolio (a)(b)	98,332	4,363,959
Fidelity Select Technology Portfolio (b)	163,805	6,082,082
Fidelity Select Telecommunications Portfolio (b)	24,701	660,509
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Transportation Portfolio (b)	22,518	$ 537,954
MFS Utilities Fund Class A	587,211	6,054,142
TOTAL SPECIALTY FUNDS		110,144,982
TOTAL EQUITY FUNDS (Cost $422,783,964)		272,938,963
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $422,783,964)		$ 272,938,963
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity 130/30 Large Cap Fund	$ 2,155
Fidelity Equity-Income Fund	23,492
Fidelity Equity-Income II Fund	47,408
Fidelity Fund	194,205
Fidelity Growth & Income Portfolio	48,993
Fidelity Growth Company Fund	4,999
Fidelity Leveraged Company Stock Fund	30,956
Fidelity Real Estate Investment Portfolio	100,940
Fidelity Select Banking Portfolio	181,050
Fidelity Select Brokerage & Investment Management Portfolio	57,513
Fidelity Select Chemicals Portfolio	47,106
Fidelity Select Construction & Housing Portfolio	1,832
Fidelity Select Consumer Discretionary Portfolio	5,456
Fidelity Select Consumer Staples Portfolio	196,918
Fidelity Select Energy Services Portfolio	200,518
Fidelity Select Environmental Portfolio	22,328
Fidelity Select Financial Services Portfolio	163,436
Fidelity Select Health Care Portfolio	3,270
Fidelity Select Industrial Equipment Portfolio	172,364
Fidelity Select Leisure Portfolio	22,331
Fidelity Select Medical Equipment & Systems Portfolio	240,338
Fidelity Select Natural Resources Portfolio	115,191
Fund	Income Earned
Fidelity Select Pharmaceuticals Portfolio	$ 123,422
Fidelity Select Retailing Portfolio	14,358
Fidelity Select Technology Portfolio	15,140
Fidelity Select Transportation Portfolio	2,371
$ 2,038,090
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Cap Fund	$ -	$ 4,024,649	$ 2,511,385	$ 2,928
Fidelity Disciplined Equity Fund	1,243,253	-	1,219,645	-
Fidelity Dividend Growth Fund	-	1,967,959	-	1,717,019
Fidelity Equity-Income Fund	1,391,826	23,492	1,431,427	-
Fidelity Equity-Income II Fund	-	2,743,122	1,680,037	14,292
Fidelity Fund	1,934,447	5,522,451	6,473,044	2,141
Fidelity Growth & Income Portfolio	-	4,410,085	2,566,830	-
Fidelity Growth Company Fund	-	5,321,855	3,131	3,025,005
Fidelity Leveraged Company Stock Fund	2,795,341	30,958	1,003,132	528,548
Fidelity Real Estate Investment Portfolio	-	6,089,973	100,616	2,096,399
Fidelity Select Air Transportation Portfolio	-	1,541,892	-	1,137,022
Fidelity Select Banking Portfolio	2,122,528	5,534,785	7,769	3,713,041
Fidelity Select Biotechnology Portfolio	-	8,207,746	-	6,850,776
Fidelity Select Brokerage & Investment Management Portfolio	985,808	57,513	3,130	471,828
Fidelity Select Chemicals Portfolio	3,531,834	5,774,381	3,517,012	3,080,033
Fidelity Select Computers Portfolio	2,998,636	3,467,478	6,260	3,751,466
Fidelity Select Construction & Housing Portfolio	-	1,505,296	-	1,177,868
Fidelity Select Consumer Discretionary Portfolio	-	1,850,796	-	1,580,407
Fidelity Select Consumer Staples Portfolio	6,410,498	13,192,155	282,251	13,937,840
Fidelity Select Defense & Aerospace Portfolio	1,830,866	-	1,779,307	-
Fidelity Select Energy Portfolio	-	2,070,591	7,826	1,978,984
Fidelity Select Energy Services Portfolio	4,642,967	3,847,530	2,572,086	3,986,833
Fidelity Select Environmental Portfolio	573,888	5,373,098	-	3,789,454
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Financial Services Portfolio	$ 2,131,197	$ 9,735,855	$ 250,904	$ 5,937,491
Fidelity Select Gold Portfolio	-	7,352,581	3,130	8,538,271
Fidelity Select Health Care Portfolio	-	1,158,975	-	1,059,641
Fidelity Select Industrial Equipment Portfolio	3,836,971	5,458,490	6,601,174	1,350
Fidelity Select Insurance Portfolio	-	443,373	-	341,325
Fidelity Select IT Services Portfolio	-	1,198,503	-	1,142,957
Fidelity Select Leisure Portfolio	-	2,599,662	-	2,443,285
Fidelity Select Materials Portfolio	3,948,377	5,201,885	9,215,951	-
Fidelity Select Medical Delivery Portfolio	-	1,016,217	-	825,292
Fidelity Select Medical Equipment & Systems Portfolio	2,962,257	6,003,495	1,496,701	5,278,334
Fidelity Select Multimedia Portfolio	-	33,288	-	29,465
Fidelity Select Natural Resources Portfolio	2,304,920	14,795,510	1,392,497	9,141,953
Fidelity Select Pharmaceuticals Portfolio	4,091,735	4,903,872	-	7,041,529
Fidelity Select Retailing Portfolio	-	3,380,939	-	3,113,492
Fidelity Select Software & Computer Services Portfolio	2,101,359	3,951,195	7,890	4,363,959
Fidelity Select Technology Portfolio	1,268,778	9,185,021	3,131	6,082,082
Fidelity Select Telecommunications Portfolio	-	646,065	-	660,509
Fidelity Select Transportation Portfolio	-	713,639	-	537,954
Fidelity Select Utilities Portfolio	1,554,437	2,063,906	3,338,428	-
Fidelity Select Wireless Portfolio	2,782,459	-	2,238,817	-
Fidelity Small Cap Value Fund	-	96,097	-	78,847
Fidelity Tax Managed Stock Fund	1,817,296	-	1,490,337	-
Total	$ 59,261,678	$ 162,496,373	$ 51,203,848	$ 109,459,620
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 272,938,963	$ 272,938,963	$ -	$ -
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $24,545,440 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $17,673,663 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (Cost $263,780,317)	$ 163,479,343
Affiliated Underlying Funds (Cost $159,003,647)	109,459,620
Total investments (Cost $422,783,964)		$ 272,938,963
Cash		2
Receivable for fund shares sold		1,183,595
Total assets		274,122,560

Liabilities
Payable for investments purchased	$ 580,043
Payable for fund shares redeemed	584,254
Total liabilities		1,164,297

Net Assets		$ 272,958,263
Net Assets consist of:
Paid in capital		$ 466,143,192
Undistributed net investment income		108,058
Accumulated undistributed net realized gain (loss) on investments		(43,447,986)
Net unrealized appreciation (depreciation) on investments		(149,845,001)
Net Assets, for 51,020,934 shares outstanding		$ 272,958,263
Net Asset Value, offering price and redemption price per share ($272,958,263 ÷ 51,020,934 shares)		$ 5.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fund of Funds

Financial Statements - continued

Statement of Operations

	Year ended February 28, 2009
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 1,969,797
Affiliated		2,038,090
Interest		23
Total income		4,007,910

Expenses
Management fee	$ 844,997
Independent trustees' compensation	11,884
Total expenses before reductions	856,881
Expense reductions	(856,881)	-
Net investment income (loss)		4,007,910
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(29,141,641)
Affiliated	(16,315,867)
Realized gain distributions from underlying funds:
Unaffiliated	1,294,106
Affiliated	991,485	(43,171,917)
Change in net unrealized appreciation (depreciation) on underlying funds		(134,785,940)
Net gain (loss)		(177,957,857)
Net increase (decrease) in net assets resulting from operations		$ (173,949,947)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2009	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,007,910	$ 1,005,488
Net realized gain (loss)	(43,171,917)	3,395,466
Change in net unrealized appreciation (depreciation)	(134,785,940)	(14,407,897)
Net increase (decrease) in net assets resulting from operations	(173,949,947)	(10,006,943)
Distributions to shareholders from net investment income	(4,386,053)	(531,987)
Distributions to shareholders from net realized gain	(1,022,970)	(2,780,805)
Total distributions	(5,409,023)	(3,312,792)
Share transactions Proceeds from sales of shares	423,219,096	136,505,380
Reinvestment of distributions	5,375,099	3,297,520
Cost of shares redeemed	(131,833,931)	(35,353,292)
Net increase (decrease) in net assets resulting from share transactions	296,760,264	104,449,608
Total increase (decrease) in net assets	117,401,294	91,129,873

Net Assets
Beginning of period	155,556,969	64,427,096
End of period (including undistributed net investment income of $108,058 and undistributed net investment income of $479,351, respectively)	$ 272,958,263	$ 155,556,969
Other Information Shares
Sold	51,513,278	12,983,027
Issued in reinvestment of distributions	787,575	310,412
Redeemed	(17,591,988)	(3,387,825)
Net increase (decrease)	34,708,865	9,905,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,

2009

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.08	- J
Net realized and unrealized gain (loss)	(4.16)	(.37)	.06 F
Total from investment operations	(4.07)	(.29)	.06
Distributions from net investment income	(.10)	(.04)	-
Distributions from net realized gain	(.03)	(.19)	-
Total distributions	(.12) K	(.23)	-
Net asset value, end of period	$ 5.35	$ 9.54	$ 10.06
Total Return B, C	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.25%	.26%	.27% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	35%	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period December 29, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,226,986
Unrealized depreciation	(152,300,871)
Net unrealized appreciation (depreciation)	$ (151,073,885)
Undistributed ordinary income	108,058
Capital loss carryforward	(24,545,440)

Cost for federal income tax purposes	$ 424,012,848

The tax character of distributions paid was as follows:

	February 28, 2009	February 29, 2008
Ordinary Income	$ 5,409,023	$ 1,794,491
Long-term Capital Gains	-	1,518,301
Total	$ 5,409,023	$ 3,312,792

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $413,134,765 and $115,495,612, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $856,881.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2009

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees nine funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (63)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Abigail P. Johnson (47)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). Ms. Johnson is President and a Director of Fidelity Investments Money Management, Inc., FMR Co., Inc., and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Boyce I. Greer (53)

Year of Election or Appointment: 2008

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (64)

Year of Election or Appointment: 2005

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2005

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-
present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Rutland Square Trust. Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Stephen D. Fisher (46)
Year of Election or Appointment: 2007 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (53)

Year of Election or Appointment: 2006

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (54)

Year of Election or Appointment: 2006

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer (CFO) of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (61)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund designates 22% and 92% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year, typically in September, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) from its relationship with the fund; and (iv) economies of scale, if any, for the benefit of fund shareholders. The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the background of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of investment operations and investment groups from Strategic Advisers. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, for the fund the following table considered by the Board shows, for the one-year period ended April 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the total return of a peer group of mutual funds identified by Strategic Advisers based on categories assigned by Morningstar, Inc.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

PAS U.S. Opportunity Fund of Funds

Total Return % for The One Year Period Ended April 30, 2008 vs. Morningstar Large Blend Median and Dow Jones Wilshire 5000 Composite Index

Total Returns
1 Year
5/1/07 - 4/30/08
PAS U.S. Opportunity Fund of Funds (FUSOX)	-4.04%
DJW 5000 Composite	-4.87%
Difference	0.83%

Mstar Large Blend Median	-4.81%
FUSOX - Mstar Large Blend Median	0.77%

% of Mstar Peers Beaten by FUSOX	58%
% of Mstar Peers Beaten by DJW 5000	49%

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's performance for the one year period ended April 30, 2008 and noted the fund out-performed 58% of its peers in the Morningstar Large Blend Category for the period. The Board considered that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive the fund's management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until September 30, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period.

The Board also considered information showing the management fees charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the fund. The information indicated that the fee rates paid to Strategic Advisers with respect to the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were the same as or lower than the fee rates charged by Strategic Advisers to other registered investment companies.

Costs of Services and Profitability. The Board reviewed information regarding the cost of services provided by Strategic Advisers and its affiliates.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall Out Benefits. The Board considered information regarding the direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of the Adviser's and its affiliates' profitability and other considerations described above.

Annual Report

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should therefore be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOU-ANN-0409
1.836922.102

Item 2. Code of Ethics

As of the end of the period, February 28, 2009, Fidelity Rutland Square Trust (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the "Funds"), the Board of Trustees concluded that the services of a financial expert are not required. Some of the factors considered by the Board of Trustees in determining that an audit committee financial expert is not necessary are the following: (i) the Funds' structure as a fund of funds investing primarily in other mutual funds; (ii) Strategic Advisers' agreement to waive the Funds' management fee and reimburse all other normal operating expenses for the term approved by the Board of Trustees; (iii) the Audit Committee's expected access to the Funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; and (iv) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Funds:

Services Billed by PwC

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
PAS Core Income Fund of Funds	$23,000	$-	$1,400	$-
PAS Income Opportunities Fund of Funds	$23,000	$-	$1,400	$-
PAS International Fidelity Fund of Funds	$23,000	$-	$1,400	$-
PAS International Fund of Funds	$23,000	$-	$1,400	$-
PAS Small Cap Fund of Funds	$23,000	$-	$1,400	$-
PAS U.S. Opportunity Fidelity Fund of Funds	$23,000	$-	$1,400	$-
PAS U.S. Opportunity Fund of Funds	$23,000	$-	$1,400	$-

February 29, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
PAS Core Income Fund of Funds	$19,000	$-	$1,000	$-
PAS Income Opportunities Fund of Funds	$19,000	$-	$1,000	$-
PAS International Fidelity Fund of Funds	$21,000	$-	$1,000	$-
PAS International Fund of Funds	$22,000	$-	$1,000	$-
PAS Small Cap Fund of Funds	$22,000	$-	$1,000	$-
PAS U.S. Opportunity Fidelity Fund of Funds	$21,000	$-	$1,000	$-
PAS U.S. Opportunity Fund of Funds	$22,000	$-	$1,000	$-

A Amounts may reflect rounding.

B PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds, commenced operations on September 27, 2007, September 27, 2007, March 8, 2007 and March 8, 2007, respectively.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2009A	February 29, 2008A
Audit-Related Fees	$2,985,000	$220,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for assurance services provided to the Fund or Fund Service Provider that relate directly to the operations and financial reporting of the Fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2009 A	February 29, 2008 A
PwC	$3,415,000	$575,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee quarterly.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 28, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	April 28, 2009